Unaudited interim condensed consolidated statements of income and comprehensive income	6 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares	Jun. 30, 2015 CNY (¥) ¥ / shares shares
Revenues:
Accommodation reservation	$ 510,066,256	¥ 3,389,849,328	¥ 2,056,220,713
Transportation ticketing	594,717,032	3,952,429,921	2,000,458,455
Packaged-tour	155,047,020	1,030,426,993	725,286,233
Corporate travel	39,532,407	262,728,423	213,459,763
Others	46,058,298	306,098,841	113,366,310
Total revenues	1,345,421,013	8,941,533,506	5,108,791,474
Less: business tax and related surcharges	(53,001,425)	(352,242,169)	(266,878,986)
Net revenues	1,292,419,588	8,589,291,337	4,841,912,488
Cost of revenues	(356,474,371)	(2,369,093,019)	(1,434,625,345)
Gross profit	935,945,217	6,220,198,318	3,407,287,143
Operating expenses:
Product development	(620,033,275)	(4,120,679,144)	(1,604,950,422)
Sales and marketing	(433,877,756)	(2,883,508,181)	(1,401,224,481)
General and administrative	(216,569,559)	(1,439,299,626)	(520,496,306)
Total operating expenses	(1,270,480,590)	(8,443,486,951)	(3,526,671,209)
Loss from operations	(334,535,373)	(2,223,288,633)	(119,384,066)
Interest income	51,393,483	341,555,947	198,998,161
Interest expense	(48,311,378)	(321,072,589)	(111,919,426)
Other income (net)	43,300,807	287,772,833	(3,571,631)
Loss before income tax expense, equity in income of affiliates and non controlling interests	(288,152,461)	(1,915,032,442)	(35,876,962)
Income tax expense	(22,046,042)	(146,515,789)	(37,612,189)
Equity in income/(loss) of affiliates	(31,232,468)	(207,567,857)	(11,087,757)
Net loss	(341,430,971)	(2,269,116,088)	(84,576,908)
Net loss attributable to non-controlling interests	25,456,216	169,179,463	101,368,649
Net income/(loss) attributable to Ctrip	(315,974,755)	(2,099,936,625)	16,791,741
Net loss	(341,430,971)	(2,269,116,088)	(84,576,908)
Other comprehensive income:
Foreign currency translation	(31,594,193)	(209,971,846)	(22,017,134)
Unrealized securities holding gains /(losses), net of tax	(5,458,435)	(36,276,214)	468,397,635
Total comprehensive income/(loss)	(378,483,599)	(2,515,364,148)	361,803,593
Comprehensive loss attributable to non-controlling interests	25,456,216	169,179,463	101,368,649
Comprehensive income/(loss) attributable to Ctrip	$ (353,027,383)	¥ (2,346,184,685)	¥ 463,172,242
Weighted average ordinary shares outstanding
- Basic shares (in shares)	57,153,857	57,153,857	35,646,304
- Diluted shares (in shares)	57,153,857	57,153,857	38,718,212
Product development
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 213,188,405	¥ 1,416,828,823	¥ 141,013,706
Sales and marketing
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	38,141,088	253,481,854	33,823,902
General and administrative
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 111,853,159	¥ 743,364,910	¥ 137,167,035
Ordinary shares
Earnings/(loss) per ordinary share/ADS
- Basic (in RMB or dollars per share) | (per share)	$ (5.53)	¥ (36.74)	¥ 0.47
- Diluted (in RMB or dollars per share) | (per share)	(5.53)	(36.74)	0.43
ADS
Earnings/(loss) per ordinary share/ADS
- Basic (in RMB or dollars per share) | (per share)	(0.69)	(4.59)	0.06
- Diluted (in RMB or dollars per share) | (per share)	$ (0.69)	¥ (4.59)	¥ 0.05